Commitments and Contingencies (Details Narrative) $ in Thousands	4 Months Ended	9 Months Ended	12 Months Ended
	Apr. 28, 2022 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Jun. 01, 2023 USD ($)	Jun. 01, 2022 USD ($)	Jun. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Letters of Credit Outstanding, Amount			$ 10				$ 10
Navios Logistics [Member] | Storage And Transshipment Contract [Member]
Contractual Obligation		$ 4,140					$ 4,102
Number of repayment installments		3
Contractual Obligation, to be Paid, Year Three				$ 1,380	$ 1,380	$ 1,380
Navios Logistics [Member] | Finance Leasing Contract For Eight Liquid Barges [Member]
Date the finance lease liability terminate	five year
Lessee, Finance Lease, Description	contract for eight liquid barges to be delivered from the fourth quarter of 2022 through the second quarter of 2023
Date of delivery	60
Frequency of periodic payment	monthly
Finance Lease, Principal Payments	$ 26
Lessee, Finance Lease, Option to Extend	At expiration, Navios Logistics will have the ability to exercise the purchase option of these barges or extend the term of the leasing contract.
Navios Logistics [Member] | Performance Guarantee [Member] | Vitol S.A. [Member]
Guarantees			Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expired on March 1, 2023 and expects to be renewed under similar terms and conditions.
Guarantee and indemnity letter			$ 12,000
Navios Logistics [Member] | Performance Guarantee [Member] | Edolmix S.A. and Energias Renovables del Sur S.A. [Member]
Description of guarantee			On July 22, 2016, Navios Logistics guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by Navios Logistics) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively
Navios Logistics [Member] | Performance Guarantee [Member] | Eldomix S.A. [Member]
Guarantee and indemnity letter			$ 847
Navios Logistics [Member] | Performance Guarantee [Member] | Energias Renovables del Sur S.A. [Member]
Guarantee and indemnity letter			$ 519